Inventories (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Inventories
(a)	Inventories as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Finished goods	￦	2,615,009	2,741,236
Merchandise		1,049,467	1,166,464
Semi-finished goods		3,039,516	2,659,707
Raw materials		3,237,691	3,764,453
Fuel and materials		921,742	1,038,854
Construction inventories		988,463	236,492
Materials-in-transit		2,965,306	2,889,334
Others		87,802	118,391

		14,904,996	14,614,931

Less: Allowance for inventories valuation(* 1)		(347,577)	(435,764)

	￦	14,557,419	14,179,167

Changes of Allowance for Inventories Valuation
(b)	The allowance for inventories valuation by item as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Finished goods	￦	119,325	187,902
Merchandise		14,499	14,288
Semi-finished goods		67,842	103,751
Raw materials		128,812	113,413
Fuel and materials		6,694	6,060
Construction inventories		8,801	6,420
Others		1,604	3,930

	￦	347,577	435,764